Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments as of and for the six months ended June 30, 2021, and 2022. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim consolidated financial statements. Segment results are evaluated based on income from operations.

		Six months ended June 30,			Six months ended June 30,
		2021			2022
	Dry bulk segment	Aframax/ LR2 tanker segment	Handysize tanker segment	Total	Dry bulk segment	Aframax/ LR2 tanker segment	Handysize tanker segment	Total
- Time charter revenues	$24,376,925	$3,258,562	$—	$27,635,487	$79,529,412	$4,836,315	$—	$84,365,727
- Voyage charter revenues	—	693,471	—	693,471	—	29,592,279	—	29,592,279
- Pool revenues	—	367,114	66,564	433,678	—	3,729,807	4,451,166	8,180,973
Vessel revenues, net	$24,376,925	$4,319,147	$66,564	$28,762,636	$79,529,412	$38,158,401	$4,451,166	$122,138,979
Voyage expenses (including charges from related party)	(14,056)	(918,180)	(9,357)	(941,593)	(1,384,566)	(18,599,250)	(70,592)	(20,054,408)
Vessel operating expenses	(9,035,273)	(2,001,614)	(230,008)	(11,266,895)	(20,914,440)	(8,701,065)	(2,106,699)	(31,722,204)
Management fees to related parties	(1,952,450)	(464,950)	(107,100)	(2,524,500)	(3,077,000)	(1,076,950)	(307,700)	(4,461,650)
Depreciation and amortization	(3,283,740)	(710,136)	(46,725)	(4,040,601)	(8,602,774)	(2,992,158)	(579,286)	(12,174,218)
Segments operating income/(loss) (1)	$10,091,406	$224,267	$(326,626)	$9,989,047	$45,550,632	$6,788,978	$1,386,889	$53,726,499
Interest and finance costs	(623,588)	(117,499)	(811)	(741,898)	(3,068,061)	(381,824)	(6,561)	(3,456,446)
Interest income	1,864	—	—	1,864	9,815	1,412	—	11,227
Foreign exchange (losses)/gains	(19,676)	(208)	14,194	(5,690)	74,006	(9,300)	(1,829)	62,877
Segment Net income/(loss) and comprehensive income/(loss), before taxes	$9,450,006	$106,560	$(313,243)	$9,243,323	$42,566,392	$6,399,266	$1,378,499	$50,344,157
Less: Unallocated corporate general and administrative expenses				(1,459,355)				(2,061,302)
Less: Corporate Interest and finance costs				(157,104)				(31,108)
Less: Corporate Interest income				56,377				130,165
Less: Corporate exchange (losses)/ gains				(6,550)				4,910
Net income and comprehensive income, before taxes				$7,676,691				$48,386,822

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim consolidated balance sheets of December 31, 2021, and June 30, 2022, is as follows:

	As of December 31, 2021	As of June 30, 2022
Dry bulk segment	$314,407,704	$341,043,197
Aframax tanker segment	104,953,507	112,085,251
Handysize tanker segment	19,093,379	18,273,202
Cash and cash equivalents (1)	23,950,795	80,625,763
Prepaid expenses and other assets (1)	508,057	409,610
Total consolidated assets	$462,913,442	$552,437,023

(1)	Refers to assets of other entities (Castor Maritime Inc. and Castor Maritime SCR Corp.) included in the unaudited interim condensed consolidated financial statements.